Financial Instruments Inception Gains And Losses (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortized net gain at beginning of year	CAD 148	CAD 202	CAD 188
New inception gains	12	10	28
Change in foreign exchange rates	(7)	(4)	28
Amortization recorded in net earnings during the year	(48)	(60)	(42)
Unamortized net gain at end of year	CAD 105	CAD 148	CAD 202